Merger (Tables)	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Purchase price

Purchase price:
Cash paid to seller	$6,149,343
Contingent Consideration - shares	4,950,000
Total purchase price	11,099,343

Assets acquired:
Cash	212,068
Accounts Receivable	1,389,263
Prepaid Expenses	127,574
Fixed Assets	4,986
Website and Digital Assets	33,002
Security Deposits	22,500
Total assets acquired	1,789,393

Liabilities assumed:
Accounts payable and accrued expenses	514,354
Deferred Revenue	68,736
PPP Loan Payable	307,300
Total liabilities assumed	890,390

Net assets acquired	899,003

Excess purchase price	$10,200,340

Schedule of unaudited pro-forma

Three Months Ended
June 30, 2020
Revenues	$4,612,967
Net income attributable to common shareholders	$437,524
Net income per share	$0.12
Weighted average number of shares outstanding	3,751,825

Six Months Ended
June 30, 2020
Revenues	$9,613,734
Net income attributable to common shareholders	$304,889
Net income per share	$0.08
Weighted average number of shares outstanding	3,751,825

Three Months Ended
June 30, 2021
Revenues	$7,759,779
Net income attributable to common shareholders	$1,288,367
Net income per share	$0.41
Weighted average number of shares outstanding	3,751,825

Six Months Ended
June 30, 2021
Revenues	$14,270,565
Net income attributable to common shareholders	$1,202,704
Net income per share	$0.32
Weighted average number of shares outstanding	3,751,825